Note 10 - Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price	Warrant Remaining Contract Life (Yrs)
Outstanding as at January 1, 201 8	3,999,000	$0.21	2.77
Forfeited	(18,000)	0.23
Outstanding as at June 30 , 201 8	3,981,000	$0.21	2.51
Granted	2,920,000	0.07
Expired	(25,000)	0.23
Forfeited	(72,000)	0.23
Outstanding as at December 31, 201 9	6,804,000	$0.18	2.26
Granted	1,050,000	0.08
Forfeited	(1,092,000)	0.22
Outstanding as at June 30 , 201 9	6,762,000	$0.13	2.03

Options exercisable as at June 30 , 201 8	3,321,000	$0.21
Options exercisable as at December 31, 201 8	4,566,000	$0.19
Options exercisable as at June 30 , 201 9	5,162,002	$0.14